CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and Cash Equivalents	$ 5,658,773	$ 3,052,694
Accounts Receivable, Net	906,590	1,460,251
Markers Receivable, Net (net of allowance for doubtful accounts of $21,461,434 and $0 at June 30, 2016 and December 31, 2015, respectively)	137,829,757	170,892,037
Prepaid Expenses and Other Assets	1,520,251	1,448,155
Total Current Assets	145,915,371	176,853,137
Intangible Assets, net	0	105,645,737
Property and Equipment (net of accumulated depreciation of $191,897 and $169,798 at June 30, 2016 and December 31, 2015, respectively)	187,890	241,927
TOTAL ASSETS	146,103,261	282,740,801
CURRENT LIABILITIES
Lines of Credit Payable	35,955,925	41,908,984
Accrued Expenses	3,654,553	6,030,996
Dividend payable	499,630	0
Bao Li Gaming Acquisition-Purchase Price Obligation	14,228,500	14,228,500
Loan Payable, Shareholders, current	4,009,569	2,827,584
Total Current Liabilities	58,348,177	64,996,064
Total Liabilities	58,348,177	64,996,064
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred Shares, $0.0001 par value Authorized 1,150,000 shares; none issued	0	0
Ordinary Shares, $0.0001 par value, Authorized 500,000,000 shares; 62,453,774 and 62,307,794 issued and outstanding at June 30, 2016 and December 31, 2015, respectively.	6,245	6,230
Additional Paid-in Capital	133,436,640	133,236,655
Retained (Deficit) Earnings	(45,954,230)	83,861,247
Accumulated Other Comprehensive Income	266,429	640,605
Total Shareholders' Equity	87,755,084	217,744,737
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 146,103,261	$ 282,740,801